Business Segment Information	12 Months Ended
Feb. 24, 2012
Business Segment Information [Abstract]
Business Segment Information
10.	Business Segment Information

For fiscal 2012, we have changed our reporting segments to Aerospace Solutions ("Aerospace") and Commercial/Industrial Systems ("CIS") from Training Services Group ("TSG") and Control Systems Group ("CSG").  We believe that this change more closely describes our markets, and aligns our products with how ETC manages its business and approaches these markets.  The most significant change is that our altitude chamber business has moved from CSG into Aerospace, because these chambers are primarily used to provide hypoxia training and are marketed along with our other Aerospace products.  What is left in the former CSG is marketed to commercial and industrial customers, thus a name change for the segment to CIS.  Fiscal 2011 segment financial information has been restated to reflect this change in segments.

As indicated, we operate in two business segments - Aerospace and CIS.

Aerospace encompasses the design, manufacture, and sale of (1) software driven products and services used to create and monitor the physiological effects of flight, including high performance jet tactical flight simulation, upset recovery and spatial disorientation, and both suborbital and orbital commercial human spaceflight, (2) altitude (hypobaric) chambers; and (3) ADMS, as well as integrated logistics support for customers who purchase these products.  These products and services provide customers with an offering of comprehensive solutions for improved readiness and reduced operational costs.

CIS operations encompass the design, manufacture, and sale of core technologies including (1) steam and gas (ethylene oxide) sterilizers; (2) environmental testing and simulation devices for the automotive industry; and (3) hyperbaric (100% oxygen) chambers for one person (monoplace chambers) and multiple persons (multiplace chambers), as well as parts and service support.

Segment operating income consists of net sales less applicable costs and expenses relating to these revenues.  Unallocated expenses including general corporate expenses, letter of credit fees, and income taxes have been excluded from the determination of the total profit for segments.  For presentation purposes, income, expenses, and assets not specifically identifiable to an individual business group or applicable to all groups and  general corporate expenses, primarily central administrative office expenses, are reflected in the Corporate category.  Property, plant, and equipment associated with the Company's NASTAR Center are included in the Aerospace Solutions segment; the remaining property, plant, and equipment are not identified with specific business segments because most of these assets are used in each of the segments.

In fiscal 2012, International sales totaling at least $500 per country, listed in order of magnitude, were made to customers in South Korea, Saudi Arabia, Japan, Spain, Poland, Malaysia, Kazakhstan, and Japan.  In fiscal 2011, International sales totaling at least $500,000 per country, listed in order of magnitude, were made to customers in South Korea, Saudi Arabia, Malaysia and Japan.  Fluctuations in sales to international countries from year to year primarily reflect revenue recognition on the level and stage of development and production on multi-year long-term contracts.

In both fiscal 2012 and fiscal 2011, three customers, (two with U.S. defense agencies and one with an international customer), each in the Aerospace Solutions segment, represented 10.0% or more of total sales.  In fiscal 2012, sales to these three customers totaling $37,818 represented 57.0% of net sales; in fiscal 2011, sales to these same three customers totaling $38,123 represented 68.8% of net sales.

Included in the segment information for the fiscal years ended February 24, 2012 and February 25, 2011 are export sales of $22,478 and $19,999, respectively.  Sales to the U.S. Government and its agencies aggregated $27,181 and $23,271 for the fiscal years ended February 24, 2012 and February 25, 2011, respectively.

The following segment information by quarter for fiscal 2012 reflects the accrual basis of accounting:

Fiscal 2012
Aerospace Solutions	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Net sales	$12,092	$12,469	$12,860	$11,480	$48,901
Interest expense, net	111	163	145	122	541
Depreciation and amortization	263	322	339	252	1,176
Operating income (loss)	2,473	2,479	1,848	397	7,197
Income tax provision (benefit)	-	-	-	-	-
Identifiable assets	29,708	34,511	38,507	40,046	40,046
Expenditures for segment assets	299	519	324	528	1,670

Commercial/Industrial Systems
Net sales	$4,182	$3,382	$4,399	$5,430	$17,393
Interest expense, net	39	44	50	60	193
Depreciation and amortization	89	84	110	232	515
Operating income (loss)	1,238	810	884	1,126	4,058
Income tax provision (benefit)	-	-	-	-	-
Identifiable assets	4,757	9,696	10,725	8,315	8,315
Expenditures for segment assets	92	89	61	62	304

Corporate
Net sales	$-	$-	$-	$-	$-
Interest expense, net	-	-	-	-	-
Depreciation and amortization	-	12	37	20	69
Operating income (loss)	(836)	(630)	(696)	(956)	(3,118)
Income tax provision (benefit)	992	952	996	(320)	2,620
Identifiable assets	25,106	19,975	18,113	19,425	19,425
Expenditures for segment assets	-	91	45	34	170

Company Total
Net sales	$16,274	$15,851	$17,259	$16,910	$66,294
Interest expense, net	150	207	195	182	734
Depreciation and amortization	352	418	486	504	1,760
Operating income (loss)	2,875	2,659	2,036	567	8,137
Income tax provision (benefit)	992	952	996	(320)	2,620
Identifiable assets	59,571	64,182	67,345	67,786	67,786
Expenditures for segment assets	391	699	430	624	2,144

The following segment information by quarter for fiscal 2011 reflects the accrual basis of accounting:

Fiscal 2011
Aerospace Solutions	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Net sales	$8,895	$11,198	$12,975	$10,686	$43,754
Interest expense, net	167	160	165	158	650
Depreciation and amortization	241	326	306	182	1,055
Operating income (loss)	1,709	2,178	2,981	2,170	9,038
Income tax provision (benefit)	-	-	-	-	-
Identifiable assets	19,225	22,749	26,959	26,208	26,208
Expenditures for segment assets	376	198	315	(314)	575

Commercial/Industrial Systems
Net sales	$3,226	$2,046	$3,173	$3,252	$11,697
Interest expense, net	61	29	40	44	174
Depreciation and amortization	105	55	76	63	299
Operating income (loss)	810	8	534	784	2,136
Income tax provision (benefit)	-	-	-	-	-
Identifiable assets	5,752	1,963	4,383	7,066	7,066
Expenditures for segment assets	81	119	147	(57)	290

Corporate
Net sales	$-	$-	$-	$-	$-
Interest expense, net	-	-	-	-	-
Depreciation and amortization	-	-	-	-	-
Operating income (loss)	(278)	(275)	(903)	(1,428)	(2,884)
Income tax provision (benefit)	-	-	-	(7,665)	(7,665)
Identifiable assets	16,081	19,688	20,032	17,517	17,517
Expenditures for segment assets	122	62	44	(228)	-

Company Total
Net sales	$12,121	$13,244	$16,148	$13,938	$55,451
Interest expense, net	228	189	205	202	824
Depreciation and amortization	346	381	382	245	1,354
Operating income (loss)	2,241	1,911	2,612	1,526	8,290
Income tax provision (benefit)	-	-	-	(7,665)	(7,665)
Identifiable assets	41,058	44,400	51,374	50,791	50,791
Expenditures for segment assets	579	379	506	(599)	865

Reconciliation to consolidated	Fiscal year ended
net income attributable to Environmental Tectonics Corporation	February 24, 2012	February 25, 2011
Operating income	$8,137	$8,290
Interest expense, net	(734)	(824)
Other income (expense), net	85	(589)
Income tax (provision) benefit	(2,620)	7,665
Expense (income) attributable to non-controlling interest	5	(8)
Net income attributable to Environmental Tectonics Corporation	$4,873	$14,534